Inventories and Cost of Sales (Details) - Schedule of Inventories and Cost of Sales - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories and Cost of Sales [Abstract]
Finished goods	$ 1,395,220	$ 1,568,459	$ 787,135
Raw materials	257,686	109,681
Packing material	130,341	262,480	35,718
Cost of inventories	1,783,247	1,940,620	822,853
Merchandise in transit	247,286	182,050	463,302
Inventories	$ 2,030,533	$ 2,122,670	$ 1,286,155